Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Group leases offices for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year was included in Note 12.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

On August 3, 2020, Shanghai Xiao-i filed a lawsuit with the High People’s Court of Shanghai in China, against Apple Computer Trading (Shanghai) Co., Ltd., Apple, Inc., and Apple Computer Trading (Shanghai) Co., Ltd. (together, “Apple”), demanding that Apple cease its infringement of Shanghai Xiao-i’s intelligent assistant patent (ZL200410053749.9 invention patent) by its Siri (intelligent assistant) (the “Patent Infringement Case”). The lawsuit seeks various remedies, including but not limited to, requiring Apple to stop manufacturing, using, offering to sell, selling or importing products that infringe Shanghai Xiao-i’s patent, and a temporary claim amount of 10 billion yuan (RMB). On August 10, 2020, the High People’s Court of Shanghai formally accepted the Patent Infringement Case filed by Shanghai Xiao-i against Apple. On September 4, 2021, Shanghai Xiao-i filed a behavior preservation application (injunction) with the Shanghai High People’s Court, demanding Apple to immediately stop the patent infringement involving Siri, including but not limited to stopping the production, selling, offering to sell, importing or using of iPhone products that infringe Shanghai Xiao-i’s patent. As of the date of this annual report, the Patent Infringement Case is pending in the High People’s Court of Shanghai.

In the opinion of management, there were no other pending or threatened claims and litigation as of December 31, 2022 and through the issuance date of these consolidated financial statements.